Contract Balances (Tables)	12 Months Ended
Dec. 31, 2020
Contract Balances
Summary of trade receivables, contract assets, and contracts liabilities with customers

	As of December 31,
	2019	2020
	RMB	RMB
Trade receivables	26,110	52,871
Contract assets	—	—
Contract liabilities	93,725	135,385